Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) - Research services combined with an IP license € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront and milestones payments included in contract liabilities	€ 120,278			€ 142,095
Revenue recognized from upfront and milestones payments	31,818	€ 27,731
CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	2,524		$ 3,000
Upfront and milestones payments included in contract liabilities	1,084			1,239
Revenue recognized from upfront and milestones payments	155	155
Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	30,000
Revenue recognized from upfront and milestones payments		2,051
Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	4,469			5,362
Revenue recognized from upfront and milestones payments	894	894
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	205,000
Upfront and milestones payments included in contract liabilities	114,725			€ 135,494
Revenue recognized from upfront and milestones payments	30,769	€ 24,631
Minimum | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	€ 10,000